UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2022

BrandywineGLOBAL —

CORPORATE CREDIT FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund’s objective is high current income consistent with the preservation of capital over a five-year time horizon.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of BrandywineGLOBAL — Corporate Credit Fund for the six-month reporting period ended June 30, 2022. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 29, 2022

II	BrandywineGLOBAL — Corporate Credit Fund

Performance review

For the six months ended June 30, 2022, Class I shares of BrandywineGLOBAL — Corporate Credit Fund returned -12.00%. The Fund’s unmanaged benchmark, the ICE BofA U.S. Corporate & High Yield Indexi, returned -13.91% for the same period. The Consumer Price Index — All Urban Consumer from Bureau of Labor Statistics (CPI) plus 3% annual risk premiumii and the Lipper High Yield Funds Category Averageiii returned 7.85% and -13.28%, respectively, over the same time frame.

Performance Snapshot as of June 30, 2022 (unaudited)
(excluding sales charges)	6 months
BrandywineGLOBAL — Corporate Credit Fund:
Class A	-12.07%
Class C	-12.37%
Class I	-12.00%
Class IS	-11.95%
ICE BofA U.S. Corporate & High Yield Index	-13.91%
Consumer Price Index - All Urban Consumer from Bureau of Labor Statistics (CPI) plus 3% annual risk premium	7.85%
Lipper High Yield Funds Category Average	-13.28%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would have been lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended June 30, 2022 for Class A, Class C, Class I and Class IS shares were 6.87%, 6.25%, 7.39% and 7.54%, respectively. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on the Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

The Fund acquired the assets and liabilities of Diamond Hill Corporate Credit Fund, a series of the Diamond Hill Funds (the “Predecessor Fund”) on July 30, 2021. As a result of the reorganization, the Predecessor Fund is the accounting survivor, and the Fund is the legal entity successor.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 1, 2022, the gross total annual fund operating expense ratios for Class A, Class C, Class I and Class IS shares were 0.87%, 1.60%, 0.61% and 0.50%, respectively.

BrandywineGLOBAL — Corporate Credit Fund	III

Performance review (cont’d)

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 29, 2022

RISKS: Fixed income securities involve interest rate, credit, inflation and reinvestment risks. As interest rates rise, the value of fixed income securities falls. High-yield bonds, known as “junk bonds”, possess greater price volatility, illiquidity and possibility of default than higher-grade bonds. Asset-backed, mortgage-backed or mortgage related securities are subject to prepayment and extension risks. International investments are subject to special risks, including currency fluctuations, as well as social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging markets countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on fund performance relative to a more geographically diversified fund. Equity securities are subject to market and price fluctuations. Potential active and frequent trading may result in higher transaction costs and increased investor liability. The managers’ investment style may become out of favor and/or the managers’ selection process may prove incorrect, which may have a negative impact on the Fund’s performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

IV	BrandywineGLOBAL — Corporate Credit Fund

[i]

The ICE BofA U.S. Corporate and High Yield Index is an unmanaged index measuring the performance of U.S. dollar denominated investment grade and below investment grade corporate debt publicly issued in the U.S. domestic market.

ii

Consumer Price Index - All Urban Consumers from the Bureau of Labor Statistics (CPI) plus 3% annual risk premium is one of the core consumer price indices calculated by the U.S. Bureau of Labor Statistics. The CPI is an economic metric that measures prices for a basket of goods and services sold to urban consumers. The CPI is considered a more accurate record of prices due to higher population density within the sales area.

iii

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2022, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 527 funds in the Fund’s Lipper category, and excluding sales charges, if any.

BrandywineGLOBAL — Corporate Credit Fund	V

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of June 30, 2022 and December 31, 2021. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

BrandywineGLOBAL — Corporate Credit Fund 2022 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2022 and held for the six months ended June 30, 2022.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	-12.07%	$1,000.00	$879.30	0.87%	$4.05	Class A	5.00%	$1,000.00	$1,020.48	0.87%	$4.36
Class C	-12.37	1,000.00	876.30	1.56	7.26	Class C	5.00	1,000.00	1,017.06	1.56	7.80
Class I	-12.00	1,000.00	880.00	0.60	2.80	Class I	5.00	1,000.00	1,021.82	0.60	3.01
Class IS	-11.95	1,000.00	880.50	0.47	2.19	Class IS	5.00	1,000.00	1,022.46	0.47	2.36

2	BrandywineGLOBAL — Corporate Credit Fund 2022 Semi-Annual Report

[1]	For the six months ended June 30, 2022.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

BrandywineGLOBAL — Corporate Credit Fund 2022 Semi-Annual Report	3

Schedule of investments (unaudited)

June 30, 2022

BrandywineGLOBAL — Corporate Credit Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 86.8%
Communication Services — 11.1%
Diversified Telecommunication Services — 0.4%
Total Play Telecomunicaciones SA de CV, Senior Notes	6.375%	9/20/28	$6,315,000	$4,980,009	(a)
Entertainment — 3.4%
Live Nation Entertainment Inc., Senior Secured Notes	3.750%	1/15/28	14,617,000	12,643,705	(a)
Playtika Holding Corp., Senior Notes	4.250%	3/15/29	1,150,000	951,085	(a)
ROBLOX Corp., Senior Notes	3.875%	5/1/30	24,443,000	19,885,847	(a)
Speedway Motorsports LLC/Speedway Funding II Inc., Senior Notes	4.875%	11/1/27	16,093,000	14,267,453	(a)
WMG Acquisition Corp., Senior Secured Notes	3.875%	7/15/30	455,000	379,140	(a)
Total Entertainment				48,127,230
Interactive Media & Services — 4.5%
ANGI Group LLC, Senior Notes	3.875%	8/15/28	32,918,000	25,120,328	(a)
GrubHub Holdings Inc., Senior Notes	5.500%	7/1/27	42,710,000	29,817,346	(a)
Match Group Holdings II LLC, Senior Notes	4.625%	6/1/28	5,776,000	5,246,109	(a)
Match Group Holdings II LLC, Senior Notes	4.125%	8/1/30	4,000,000	3,347,539	(a)
Total Interactive Media & Services				63,531,322
Media — 2.7%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.750%	3/1/30	4,219,000	3,621,231	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	8/15/30	1,401,000	1,167,710	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	2.800%	4/1/31	1,600,000	1,283,033
LCPR Senior Secured Financing DAC, Senior Secured Notes	6.750%	10/15/27	19,030,000	17,802,280	(a)
Liberty Interactive LLC, Senior Notes	8.500%	7/15/29	9,998,000	6,940,607
Liberty Interactive LLC, Senior Notes	8.250%	2/1/30	10,359,000	6,893,448
Total Media				37,708,309
Wireless Telecommunication Services — 0.1%
United States Cellular Corp., Senior Notes	6.700%	12/15/33	2,078,000	1,983,285
Total Communication Services				156,330,155

See Notes to Financial Statements.

4	BrandywineGLOBAL — Corporate Credit Fund 2022 Semi-Annual Report

BrandywineGLOBAL — Corporate Credit Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Consumer Discretionary — 13.0%
Automobiles — 0.0%††
Ford Motor Credit Co. LLC, Senior Notes	2.900%	2/10/29	$900,000	$707,215
Diversified Consumer Services — 0.1%
Graham Holdings Co., Senior Notes	5.750%	6/1/26	1,004,000	996,425	(a)
Hotels, Restaurants & Leisure — 10.1%
Affinity Gaming, Senior Secured Notes	6.875%	12/15/27	11,135,000	9,367,541	(a)
Carnival Corp., Senior Secured Notes	4.000%	8/1/28	7,758,000	6,389,023	(a)
CCM Merger Inc., Senior Notes	6.375%	5/1/26	12,868,000	11,733,078	(a)
Nathan’s Famous Inc., Senior Secured Notes	6.625%	11/1/25	16,046,000	15,467,221	(a)
Station Casinos LLC, Senior Notes	4.500%	2/15/28	39,300,000	33,249,765	(a)
Station Casinos LLC, Senior Notes	4.625%	12/1/31	4,552,000	3,556,250	(a)
Travel + Leisure Co., Senior Secured Notes	6.625%	7/31/26	16,400,000	15,578,609	(a)
Viking Cruises Ltd., Senior Notes	6.250%	5/15/25	28,207,000	23,803,041	(a)
Viking Cruises Ltd., Senior Secured Notes	13.000%	5/15/25	6,183,000	6,344,808	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	2,960,000	2,382,445	(a)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Senior Notes	4.250%	5/30/23	3,090,000	2,970,572	(a)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Senior Notes	5.500%	3/1/25	13,080,000	11,994,098	(a)
Total Hotels, Restaurants & Leisure				142,836,451
Internet & Direct Marketing Retail — 1.6%
MercadoLibre Inc., Senior Notes	2.375%	1/14/26	6,185,000	5,343,716
QVC Inc., Senior Secured Notes	5.450%	8/15/34	24,918,000	17,239,643
Total Internet & Direct Marketing Retail				22,583,359
Specialty Retail — 0.9%
Arko Corp., Senior Notes	5.125%	11/15/29	16,755,000	12,715,155	(a)
Textiles, Apparel & Luxury Goods — 0.3%
Crocs Inc., Senior Notes	4.250%	3/15/29	4,880,000	3,617,028	(a)
Total Consumer Discretionary				183,455,633
Consumer Staples — 2.8%
Food Products — 0.1%
Post Holdings Inc., Senior Notes	4.500%	9/15/31	1,148,000	942,279	(a)

See Notes to Financial Statements.

BrandywineGLOBAL — Corporate Credit Fund 2022 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

June 30, 2022

BrandywineGLOBAL — Corporate Credit Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Tobacco — 2.7%
Turning Point Brands Inc., Senior Secured Notes	5.625%	2/15/26	$17,385,000	$15,475,171	(a)
Vector Group Ltd., Senior Secured Notes	5.750%	2/1/29	27,592,000	23,020,557	(a)
Total Tobacco				38,495,728
Total Consumer Staples				39,438,007
Energy — 11.4%
Oil, Gas & Consumable Fuels — 10.1%
Civitas Resources Inc., Senior Notes	5.000%	10/15/26	16,102,000	14,474,410	(a)
Energean Israel Finance Ltd., Senior Secured Notes	4.500%	3/30/24	2,065,000	1,948,844	(b)
Energean Israel Finance Ltd., Senior Secured Notes	4.875%	3/30/26	2,955,000	2,619,017	(b)
Energean Israel Finance Ltd., Senior Secured Notes	5.375%	3/30/28	13,245,000	11,253,614	(b)
Floatel International Ltd., Senior Secured Notes	6.000%	9/24/26	1,600,000	1,072,000
Floatel International Ltd., Senior Secured Notes (10.000% PIK)	10.000%	9/24/26	1,600,000	1,072,000	(c)
Leviathan Bond Ltd., Senior Secured Notes	6.500%	6/30/27	15,429,000	14,296,511	(b)
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., Senior Notes	6.000%	8/1/26	53,745,000	50,718,888	(a)
New Fortress Energy Inc., Senior Secured Notes	6.750%	9/15/25	27,416,000	25,983,651	(a)
New Fortress Energy Inc., Senior Secured Notes	6.500%	9/30/26	2,612,000	2,370,642	(a)
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	5.625%	10/15/27	300,000	295,567	(a)
Penn Virginia Holdings LLC, Senior Notes	9.250%	8/15/26	3,446,000	3,311,571	(a)
Teine Energy Ltd., Senior Notes	6.875%	4/15/29	13,730,000	12,812,836	(a)
Total Oil, Gas & Consumable Fuels				142,229,551
Water Utilities — 1.3%
Solaris Midstream Holdings LLC, Senior Notes	7.625%	4/1/26	19,435,000	18,418,647	(a)
Total Energy				160,648,198
Financials — 19.0%
Banks — 1.7%
Popular Inc., Senior Notes	6.125%	9/14/23	11,287,000	11,388,583

See Notes to Financial Statements.

6	BrandywineGLOBAL — Corporate Credit Fund 2022 Semi-Annual Report

BrandywineGLOBAL — Corporate Credit Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Synovus Financial Corp., Subordinated Notes (5.900% to 2/7/24 then USD 5 year ICE Swap Rate + 3.379%)	5.900%	2/7/29	$900,000	$870,177	(d)
Western Alliance Bank, Subordinated Notes (5.250% to 6/1/25 then 3 mo. SOFR + 5.120%)	5.250%	6/1/30	11,935,000	11,866,736	(d)
Total Banks				24,125,496
Capital Markets — 1.3%
Coinbase Global Inc., Senior Notes	3.375%	10/1/28	20,858,000	13,188,513	(a)
Coinbase Global Inc., Senior Notes	3.625%	10/1/31	2,419,000	1,365,552	(a)
Hightower Holding LLC, Senior Notes	6.750%	4/15/29	4,692,000	3,535,164	(a)
Total Capital Markets				18,089,229
Consumer Finance — 5.2%
Credit Acceptance Corp., Senior Notes	5.125%	12/31/24	2,000,000	1,888,205	(a)
FirstCash Inc., Senior Notes	4.625%	9/1/28	14,348,000	12,409,872	(a)
FirstCash Inc., Senior Notes	5.625%	1/1/30	14,966,000	12,947,389	(a)
PRA Group Inc., Senior Notes	7.375%	9/1/25	2,984,000	2,907,117	(a)
PRA Group Inc., Senior Notes	5.000%	10/1/29	540,000	448,211	(a)
PROG Holdings Inc., Senior Notes	6.000%	11/15/29	32,964,000	24,969,076	(a)
Synchrony Financial, Senior Notes	2.875%	10/28/31	2,160,000	1,639,217
World Acceptance Corp., Senior Notes	7.000%	11/1/26	23,025,000	16,496,261	(a)
Total Consumer Finance				73,705,348
Diversified Financial Services — 0.9%
Cobra AcquisitionCo LLC, Senior Notes	6.375%	11/1/29	15,994,000	12,018,131	(a)
Insurance — 2.2%
AmWINS Group Inc., Senior Notes	4.875%	6/30/29	2,835,000	2,325,218	(a)
BroadStreet Partners Inc., Senior Notes	5.875%	4/15/29	9,900,000	7,761,891	(a)
NFP Corp., Senior Notes	6.875%	8/15/28	5,902,000	4,886,030	(a)
NFP Corp., Senior Secured Notes	4.875%	8/15/28	18,229,000	15,640,117	(a)
Total Insurance				30,613,256
Mortgage Real Estate Investment Trusts (REITs) — 1.4%
Burford Capital Global Finance LLC, Senior Notes	6.250%	4/15/28	1,351,000	1,183,772	(a)
Burford Capital Global Finance LLC, Senior Notes	6.875%	4/15/30	21,075,000	18,554,660	(a)
Total Mortgage Real Estate Investment Trusts (REITs)				19,738,432
Thrifts & Mortgage Finance — 6.3%
Freedom Mortgage Corp., Senior Notes	8.125%	11/15/24	13,026,000	11,252,249	(a)
Freedom Mortgage Corp., Senior Notes	8.250%	4/15/25	3,579,000	3,017,421	(a)

See Notes to Financial Statements.

BrandywineGLOBAL — Corporate Credit Fund 2022 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

June 30, 2022

BrandywineGLOBAL — Corporate Credit Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Thrifts & Mortgage Finance — continued
Freedom Mortgage Corp., Senior Notes	7.625%	5/1/26	$19,315,000	$15,091,622	(a)
Freedom Mortgage Corp., Senior Notes	6.625%	1/15/27	3,060,000	2,271,979	(a)
MGIC Investment Corp., Senior Notes	5.250%	8/15/28	10,533,000	9,450,998
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	2.875%	10/15/26	2,455,000	2,035,760	(a)
United Wholesale Mortgage LLC, Senior Notes	5.500%	11/15/25	600,000	515,067	(a)
United Wholesale Mortgage LLC, Senior Notes	5.750%	6/15/27	18,033,000	14,486,630	(a)
United Wholesale Mortgage LLC, Senior Notes	5.500%	4/15/29	40,465,000	31,056,483	(a)
Total Thrifts & Mortgage Finance				89,178,209
Total Financials				267,468,101
Health Care — 3.7%
Health Care Equipment & Supplies — 1.1%
Embecta Corp., Senior Secured Notes	5.000%	2/15/30	12,575,000	10,576,149	(a)
Embecta Corp., Senior Secured Notes	6.750%	2/15/30	6,000,000	5,422,108	(a)
Total Health Care Equipment & Supplies				15,998,257
Health Care Providers & Services — 0.7%
Molina Healthcare Inc., Senior Notes	4.375%	6/15/28	11,359,000	10,169,440	(a)
Life Sciences Tools & Services — 0.2%
Syneos Health Inc., Senior Notes	3.625%	1/15/29	3,258,000	2,763,039	(a)
Pharmaceuticals — 1.7%
Horizon Therapeutics USA Inc., Senior Notes	5.500%	8/1/27	12,111,000	11,699,590	(a)
P&L Development LLC/PLD Finance Corp., Senior Secured Notes	7.750%	11/15/25	16,233,000	11,387,045	(a)
Total Pharmaceuticals				23,086,635
Total Health Care				52,017,371
Industrials — 12.2%
Aerospace & Defense — 3.9%
TransDigm Inc., Senior Notes	6.375%	6/15/26	6,864,000	6,431,568
TransDigm Inc., Senior Notes	7.500%	3/15/27	11,132,000	10,515,732
TransDigm Inc., Senior Secured Notes	6.250%	3/15/26	21,634,000	20,920,727	(a)
TransDigm UK Holdings PLC, Senior Notes	6.875%	5/15/26	18,787,000	17,544,616
Total Aerospace & Defense				55,412,643

See Notes to Financial Statements.

8	BrandywineGLOBAL — Corporate Credit Fund 2022 Semi-Annual Report

BrandywineGLOBAL — Corporate Credit Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Airlines — 0.4%
Air Canada Pass-Through Trust	5.250%	4/1/29	$2,771,896	$2,774,754	(a)
Air Canada Pass-Through Trust	3.300%	1/15/30	2,835,864	2,584,960	(a)
Total Airlines				5,359,714
Commercial Services & Supplies — 2.4%
Cimpress PLC, Senior Notes	7.000%	6/15/26	33,990,000	27,125,550	(a)
KAR Auction Services Inc., Senior Notes	5.125%	6/1/25	1,000,000	952,955	(a)
Stericycle Inc., Senior Notes	3.875%	1/15/29	7,316,000	5,990,743	(a)
Total Commercial Services & Supplies				34,069,248
Construction & Engineering — 1.3%
Brundage-Bone Concrete Pumping Holdings Inc., Secured Notes	6.000%	2/1/26	17,804,000	15,101,691	(a)
MasTec Inc., Senior Notes	4.500%	8/15/28	3,951,000	3,558,712	(a)
Total Construction & Engineering				18,660,403
Machinery — 2.6%
ATS Automation Tooling Systems Inc., Senior Notes	4.125%	12/15/28	25,507,000	21,335,713	(a)
HTA Group Ltd., Senior Notes	7.000%	12/18/25	17,300,000	14,867,620	(a)
Total Machinery				36,203,333
Professional Services — 1.6%
TriNet Group Inc., Senior Notes	3.500%	3/1/29	27,075,000	22,342,561	(a)
Total Industrials				172,047,902
Information Technology — 3.8%
Communications Equipment — 1.5%
Viasat Inc., Senior Secured Notes	5.625%	4/15/27	25,031,000	21,690,027	(a)
IT Services — 1.7%
Bread Financial Holdings Inc., Senior Notes	7.000%	1/15/26	2,477,000	2,383,419	(a)
Sabre GLBL Inc., Senior Secured Notes	7.375%	9/1/25	3,200,000	2,974,256	(a)
Square Inc., Senior Notes	3.500%	6/1/31	7,120,000	5,689,272	(a)
Twilio Inc., Senior Notes	3.875%	3/15/31	16,160,000	13,327,879
Total IT Services				24,374,826
Software — 0.6%
Black Knight InfoServ LLC, Senior Notes	3.625%	9/1/28	1,850,000	1,616,567	(a)
Elastic NV, Senior Notes	4.125%	7/15/29	6,604,000	5,521,208	(a)
LogMeIn Inc., Senior Secured Notes	5.500%	9/1/27	1,737,000	1,213,538	(a)
Total Software				8,351,313
Total Information Technology				54,416,166

See Notes to Financial Statements.

BrandywineGLOBAL — Corporate Credit Fund 2022 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

June 30, 2022

BrandywineGLOBAL — Corporate Credit Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Materials — 7.8%
Chemicals — 3.4%
Ashland LLC, Senior Notes	6.875%	5/15/43	$11,809,000	$11,891,722
GCP Applied Technologies Inc., Senior Notes	5.500%	4/15/26	11,245,000	11,207,385	(a)
Valvoline Inc., Senior Notes	4.250%	2/15/30	12,216,000	10,221,738	(a)
WR Grace Holdings LLC, Senior Secured Notes	4.875%	6/15/27	17,324,000	15,097,693	(a)
Total Chemicals				48,418,538
Metals & Mining — 1.8%
Commercial Metals Co., Senior Notes	3.875%	2/15/31	1,000,000	801,785
First Quantum Minerals Ltd., Senior Notes	7.500%	4/1/25	18,655,000	17,674,622	(a)
FMG Resources August 2006 Pty Ltd., Senior Notes	4.375%	4/1/31	7,582,000	6,202,607	(a)
Total Metals & Mining				24,679,014
Paper & Forest Products — 2.6%
Schweitzer-Mauduit International Inc., Senior Notes	6.875%	10/1/26	40,886,000	36,442,714	(a)
Total Materials				109,540,266
Real Estate — 2.0%
Equity Real Estate Investment Trusts (REITs) — 1.3%
CTR Partnership LP/CareTrust Capital Corp., Senior Notes	3.875%	6/30/28	21,682,000	18,557,407	(a)
Real Estate Management & Development — 0.7%
Forestar Group Inc., Senior Notes	5.000%	3/1/28	11,657,000	9,548,116	(a)
Total Real Estate				28,105,523
Total Corporate Bonds & Notes (Cost — $1,424,322,566)				1,223,467,322
Asset-Backed Securities — 0.1%
ALESCO Preferred Funding Ltd., Class PNN	0.000%	3/23/25	621,631	263,419	(a)(e)
ALESCO Preferred Funding VI Ltd., Class PNNE	0.000%	3/23/35	336,608	135,965	(a)(e)
Fort Sheridan ABS CDO Ltd., 2005-1A, Class PPN2	0.000%	11/5/41	611,948	302,940	(a)(e)
Taberna Preferred Funding I Ltd., 2005-1A, Class PPN2	0.000%	7/5/35	1,175,564	497,531	(a)(e)
Total Asset-Backed Securities (Cost — $2,543,410)				1,199,855

See Notes to Financial Statements.

10	BrandywineGLOBAL — Corporate Credit Fund 2022 Semi-Annual Report

BrandywineGLOBAL — Corporate Credit Fund

(Percentages shown based on Fund net assets)

Security		Shares	Value
Common Stocks — 0.0%††
Energy — 0.0%††
Oil, Gas & Consumable Fuels — 0.0%††
Floatel International Ltd. (Cost — $1,138,496)		687,166	$0	*(e)(f)(g)

	Expiration Date	Warrants
Warrants — 0.0%††
Energy — 0.0%††
Oil, Gas & Consumable Fuels — 0.0%††
Floatel International Ltd. (Cost — $3,927,584)	3/16/25	662,476	0	*(e)(f)(g)
Total Investments before Short-Term Investments (Cost — $1,431,932,056)			1,224,667,177

	Rate	Shares
Short-Term Investments — 11.0%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost — $154,461,625)	1.054%	154,461,625	154,461,625	(h)
Total Investments — 97.9% (Cost — $1,586,393,681)			1,379,128,802
Other Assets in Excess of Liabilities — 2.1%			29,259,226
Total Net Assets — 100.0%			$1,408,388,028

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(f)	Security is valued using significant unobservable inputs (Note 1).

(g)	Value is less than $1.

(h)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2022, the total market value of investments in Affiliated Companies was $154,461,625 and the cost was $154,461,625 (Note 9).

See Notes to Financial Statements.

BrandywineGLOBAL — Corporate Credit Fund 2022 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

June 30, 2022

BrandywineGLOBAL — Corporate Credit Fund

Abbreviation(s) used in this schedule:

CDO	— Collateralized Debt Obligation

ICE	— Intercontinental Exchange

PIK	— Payment-In-Kind

SOFR	— Secured Overnight Financing Rate

USD	— United States Dollar

See Notes to Financial Statements.

12	BrandywineGLOBAL — Corporate Credit Fund 2022 Semi-Annual Report

Statement of assets and liabilities (unaudited)

June 30, 2022

Assets:
Investments in unaffiliated securities, at value (Cost — $1,431,932,056)	$1,224,667,177
Investments in affiliated securities, at value (Cost — $154,461,625)	154,461,625
Cash	1,913,791
Receivable for securities sold	22,231,191
Interest receivable	20,460,968
Receivable for Fund shares sold	2,713,574
Dividends receivable from affiliated investments	97,456
Prepaid expenses	28,974
Total Assets	1,426,574,756

Liabilities:
Payable for securities purchased	10,971,935
Payable for Fund shares repurchased	5,126,610
Distributions payable	1,008,420
Investment management fee payable	545,063
Service and/or distribution fees payable	30,739
Trustees’ fees payable	15,672
Accrued expenses	488,289
Total Liabilities	18,186,728
Total Net Assets	$1,408,388,028

Net Assets:
Par value (Note 8)	$1,441
Paid-in capital in excess of par value	1,674,988,626
Total distributable earnings (loss)	(266,602,039)
Total Net Assets	$1,408,388,028

See Notes to Financial Statements.

BrandywineGLOBAL — Corporate Credit Fund 2022 Semi-Annual Report	13

Statement of assets and liabilities (unaudited) (cont’d)

June 30, 2022

Net Assets:
Class A	$139,741,819
Class C	$371,079
Class I	$924,778,256
Class IS	$343,496,874

Shares Outstanding:
Class A	14,246,559
Class C	37,821
Class I	94,641,664
Class IS	35,180,331

Net Asset Value:
Class A (and redemption price)	$9.81
Class C*	$9.81
Class I (and redemption price)	$9.77
Class IS (and redemption price)	$9.76
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 3.50%; 3.75% effective August 15, 2022)	$10.17

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

14	BrandywineGLOBAL — Corporate Credit Fund 2022 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended June 30, 2022

Investment Income:
Interest	$46,031,675
Dividends from affiliated investments	229,989
Less: Foreign taxes withheld	(142,304)
Total Investment Income	46,119,360

Expenses:
Investment management fee (Note 2)	4,063,646
Transfer agent fees (Note 6)	986,235
Service and/or distribution fees (Notes 2 and 6)	217,879
Trustees’ fees	76,931
Fund accounting fees	43,984
Legal fees	31,894
Registration fees	24,038
Audit and tax fees	23,114
Shareholder reports	10,073
Commitment fees (Note 10)	7,429
Custody fees	7,291
Miscellaneous expenses	3,800
Total Expenses	5,496,314
Less: Fee waivers and/or expense reimbursements (Notes 2 and 6)	(61,623)
Net Expenses	5,434,691
Net Investment Income	40,684,669

Realized and Unrealized Loss on Investments and Foreign Currency Transactions (Notes 1 and 3):
Net Realized Loss From:
Investment transactions in unaffiliated securities	(48,605,103)
Foreign currency transactions	(1)
Net Realized Loss	(48,605,104)
Change in Net Unrealized Appreciation (Depreciation) From Unaffiliated Investments	(215,386,778)
Net Loss on Investments and Foreign Currency Transactions	(263,991,882)
Decrease in Net Assets From Operations	$(223,307,213)

See Notes to Financial Statements.

BrandywineGLOBAL — Corporate Credit Fund 2022 Semi-Annual Report	15

Statements of changes in net assets

For the Six Months Ended June 30, 2022 (unaudited) and the Year Ended December 31, 2021	2022	2021

Operations:
Net investment income	$40,684,669	$97,321,247
Net realized gain (loss)	(48,605,104)	56,047,051
Change in net unrealized appreciation (depreciation)	(215,386,778)	(62,544,010)
Increase (Decrease) in Net Assets From Operations	(223,307,213)	90,824,288

Distributions to Shareholders From (Notes 1 and 7):
Total distributable earnings	(45,352,597)	(163,420,038)
Decrease in Net Assets From Distributions to Shareholders	(45,352,597)	(163,420,038)

Fund Share Transactions (Note 8):
Net proceeds from sale of shares	450,421,138	1,167,172,799
Reinvestment of distributions	38,218,633	132,787,665
Cost of shares repurchased	(1,008,566,990)	(1,050,508,610)
Increase (Decrease) in Net Assets From Fund Share Transactions	(519,927,219)	249,451,854
Increase (Decrease) in Net Assets	(788,587,029)	176,856,104

Net Assets:
Beginning of period	2,196,975,057	2,020,118,953
End of period	$1,408,388,028	$2,196,975,057

See Notes to Financial Statements.

16	BrandywineGLOBAL — Corporate Credit Fund 2022 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1,2]	2022[3]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$11.44	$11.81	$11.47	$10.77	$11.32	$11.13

Income (loss) from operations:
Net investment income	0.23	0.51	0.51	0.58	0.59	0.58
Net realized and unrealized gain (loss)	(1.59)	(0.05)	0.53	0.78	(0.56)	0.24
Total income (loss) from operations	(1.36)	0.46	1.04	1.36	0.03	0.82

Less distributions from:
Net investment income	(0.23)	(0.50)	(0.53)	(0.57)	(0.58)	(0.58)
Net realized gains	(0.04)	(0.33)	(0.17)	(0.09)	—	(0.05)
Total distributions	(0.27)	(0.83)	(0.70)	(0.66)	(0.58)	(0.63)

Net asset value, end of period	$9.81	$11.44	$11.81	$11.47	$10.77	$11.32
Total return[4]	(12.07)%	3.98%	9.49%	12.85%	0.25%	7.56%

Net assets, end of period (000s)	$139,742	$208,133	$161,659	$120,014	$69,363	$64,204

Ratios to average net assets:
Gross expenses	0.88%[5]	0.86%	0.91%	0.92%	0.91%	0.93%
Net expenses[6,7]	0.87 [5]	0.86	0.91	0.90	0.90	0.92
Net investment income	4.24 [5]	4.20	4.51	5.05	5.30	5.07

Portfolio turnover rate	50%	145%	173%	132%	112%	83%

[1]

The performance information and financial information presented incorporates the operations of the Investor shares of the Diamond Hill Corporate Credit Fund (the “Predecessor Fund”), which, as a result of the reorganization, are the Fund’s operations.

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the six months ended June 30, 2022 (unaudited).

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective August 2, 2021, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.92%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to August 2, 2021, the Predecessor Fund’s adviser had contractually agreed to waive fees in the pro-rata amount of the management fee charged by the underlying Diamond Hill Fund on the Fund’s investment in such other Diamond Hill Fund. If such fee waiver had not occurred, the ratios would have been under gross expenses.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

BrandywineGLOBAL — Corporate Credit Fund 2022 Semi-Annual Report	17

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2022[2]	2021[3]

Net asset value, beginning of period	$11.44	$11.79

Income (loss) from operations:
Net investment income	0.19	0.16
Net realized and unrealized loss	(1.59)	(0.10)
Total income (loss) from operations	(1.40)	0.06

Less distributions from:
Net investment income	(0.19)	(0.16)
Net realized gains	(0.04)	(0.25)
Total distributions	(0.23)	(0.41)

Net asset value, end of period	$9.81	$11.44
Total return[4]	(12.37)%	0.51%

Net assets, end of period (000s)	$371	$373

Ratios to average net assets:
Gross expenses[5]	1.57%	1.59%
Net expenses[5,6,7]	1.56	1.59
Net investment income[5]	3.56	3.33

Portfolio turnover rate	50%	145%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2022 (unaudited).

[3]	For the period August 2, 2021 (inception date) to December 31, 2021.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.67%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	For the year ended December 31, 2021.

See Notes to Financial Statements.

18	BrandywineGLOBAL — Corporate Credit Fund 2022 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1,2]	2022[3]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$11.40	$11.77	$11.44	$10.74	$11.28	$11.09

Income (loss) from operations:
Net investment income	0.24	0.52	0.54	0.61	0.62	0.61
Net realized and unrealized gain (loss)	(1.59)	(0.03)	0.52	0.79	(0.54)	0.24
Total income (loss) from operations	(1.35)	0.49	1.06	1.40	0.08	0.85

Less distributions from:
Net investment income	(0.24)	(0.53)	(0.56)	(0.61)	(0.62)	(0.61)
Net realized gains	(0.04)	(0.33)	(0.17)	(0.09)	—	(0.05)
Total distributions	(0.28)	(0.86)	(0.73)	(0.70)	(0.62)	(0.66)

Net asset value, end of period	$9.77	$11.40	$11.77	$11.44	$10.74	$11.28
Total return[4]	(12.00)%	4.26%	9.74%	13.20%	0.64%	7.87%

Net assets, end of period (millions)	$925	$1,746	$1,724	$912	$623	$536

Ratios to average net assets:
Gross expenses	0.61%[5]	0.60%	0.62%	0.63%	0.62%	0.63%
Net expenses[6,7]	0.60 [5]	0.60	0.62	0.61	0.61	0.62
Net investment income	4.48 [5]	4.43	4.79	5.36	5.59	5.39

Portfolio turnover rate	50%	145%	173%	132%	112%	83%

[1]

The performance information and financial information presented incorporates the operations of the Diamond Hill Corporate Credit Fund (the “Predecessor Fund”), which, as a result of the reorganization, are the Fund’s operations.

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the six months ended June 30, 2022 (unaudited).

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective August 2, 2021, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.63%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to August 2, 2021, the Predecessors Fund’s adviser had contractually agreed to waive fees in the pro-rata amount of the management fee charged by the underlying Diamond Hill Fund on the Fund’s investment in such other Diamond Hill Fund. If such fee waiver had not occurred, the ratios would have been under gross expenses.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

BrandywineGLOBAL — Corporate Credit Fund 2022 Semi-Annual Report	19

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1,2]	2022[3]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$11.39	$11.76	$11.43	$10.73	$11.27	$11.09

Income (loss) from operations:
Net investment income	0.25	0.52	0.55	0.62	0.64	0.62
Net realized and unrealized gain (loss)	(1.59)	(0.02)	0.53	0.79	(0.55)	0.24
Total income (loss) from operations	(1.34)	0.50	1.08	1.41	0.09	0.86

Less distributions from:
Net investment income	(0.25)	(0.54)	(0.58)	(0.62)	(0.63)	(0.63)
Net realized gains	(0.04)	(0.33)	(0.17)	(0.09)	—	(0.05)
Total distributions	(0.29)	(0.87)	(0.75)	(0.71)	(0.63)	(0.68)

Net asset value, end of period	$9.76	$11.39	$11.76	$11.43	$10.73	$11.27
Total return[4]	(11.95)%	4.39%	9.88%	13.35%	0.75%	7.89%

Net assets, end of period (000s)	$343,497	$242,705	$104,552	$82,516	$26,221	$25,309

Ratios to average net assets:
Gross expenses	0.48%[5]	0.49%	0.50%	0.51%	0.50%	0.53%
Net expenses[6,7]	0.47 [5]	0.49	0.50	0.49	0.49	0.52
Net investment income	4.72 [5]	4.49	4.91	5.43	5.71	5.49

Portfolio turnover rate	50%	145%	173%	132%	112%	83%

[1]

The performance information and financial information presented incorporates the operations of the Class Y shares of the Diamond Hill Corporate Credit Fund (the “Predecessor Fund”), which, as a result of the reorganization, are the Fund’s operations.

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the six months ended June 30, 2022 (unaudited).

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective August 2, 2021 the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.51%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to August 2, 2021, the Predecessor Fund’s adviser had contractually agreed to waive fees in the pro-rata amount of the management fee charged by the underlying Diamond Hill Fund on the Fund’s investment in such other Diamond Hill Fund. If such fee waiver had not occurred, the ratios would have been under gross expenses.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

20	BrandywineGLOBAL — Corporate Credit Fund 2022 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Corporate Credit Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund, which had no operations prior to July 30, 2021 other than its organization, acquired the assets and liabilities of Diamond Hill Corporate Credit Fund (the “Predecessor Fund”), a series of the Diamond Hill Funds, on July 30, 2021. As a result of the reorganization (the “Reorganization”), the Predecessor Fund is the accounting survivor and the Fund is the legal entity successor. No costs associated with the Reorganization were incurred by the Fund or Predecessor Fund. Additionally, the Reorganization was a tax-free event. Performance shown for the Fund’s Class A, Class I and Class IS shares for the periods prior to July 30, 2021, is the performance of the Predecessor Fund’s Investor shares, Class I shares and Class Y shares, respectively. Shareholders of Investor shares, Class I shares and Class Y shares of the Predecessor Fund received an equivalent number of Class A, Class I and Class IS shares of the Fund, respectively, which had net asset values per share equivalent to the shares of the Predecessor Fund. As the accounting survivor, past performance and operating history of the Predecessor Fund are included in these financial statements.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities, including exchange-traded funds (“ETFs”), for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing

BrandywineGLOBAL — Corporate Credit Fund 2022 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the

22	BrandywineGLOBAL — Corporate Credit Fund 2022 Semi-Annual Report

particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$1,223,467,322	—		$1,223,467,322
Asset-Backed Securities	—	1,199,855	—		1,199,855
Common Stocks	—	—	$0	*	0	*
Warrants	—	—	0	*	0	*
Total Long-Term Investments	—	1,224,667,177	0	*	1,224,667,177
Short-Term Investments†	$154,461,625	—	—		154,461,625
Total Investments	$154,461,625	$1,224,667,177	$0	*	$1,379,128,802

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

(b) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

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Notes to financial statements (unaudited) (cont’d)

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(c) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(d) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in

24	BrandywineGLOBAL — Corporate Credit Fund 2022 Semi-Annual Report

foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(f) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(h) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(i) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2021, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal

BrandywineGLOBAL — Corporate Credit Fund 2022 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(j) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Brandywine Global Investment Management, LLC (“Brandywine Global”) is the Fund’s subadviser. LMPFA and Brandywine Global are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.45% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Brandywine Global a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class I and Class IS shares did not exceed 0.92%, 1.67%, 0.63% and 0.51%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.

During the six months ended June 30, 2022, fees waived and/or expenses reimbursed amounted to $61,623, all of which was an affiliated money market fund waiver.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense

26	BrandywineGLOBAL — Corporate Credit Fund 2022 Semi-Annual Report

limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at June 30, 2022, the Fund had no remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA. For the six months ended June 30, 2022, LMPFA did not recapture any fees.

Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

There is a maximum initial sales charge of 3.50% (3.75% effective August 15, 2022) for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $1,000,000 ($500,000 effective August 15, 2022) in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2022, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

Class A
Sales charges	$1,920
CDSCs	—

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended June 30, 2022, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$802,241,571
Sales	1,216,012,859

BrandywineGLOBAL — Corporate Credit Fund 2022 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

At June 30, 2022, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$1,586,393,681	$163,118	$(207,427,997)	$(207,264,879)

4. Derivative instruments and hedging activities

During the six months ended June 30, 2022, the Fund did not invest in derivative instruments.

5. Reorganization

Prior to February 22, 2021, the Predecessor Fund offered Class A and Class C shares. On February 22, 2021, all existing Class C shares were converted to Investor shares (formerly Class A shares). On February 28, 2021, all Class A shares were renamed to Investor shares (2,445,988 Class C shares valued at $28,951,421 were exchanged for 2,434,393 Investor shares valued at $28,951,421).

On July 30, 2021, as a result of the Reorganization, Investor, Class I and Class Y shares of the Predecessor Fund merged with and into Class A, Class I and Class IS shares of the Fund. Amounts presented for Class A, Class I and Class IS shares include the activity of the prior share classes of the Predecessor Fund.

6. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A and Class C shares calculated at the annual rate of 0.25% and 1.00% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2022, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$215,935	$130,014
Class C	1,944	180
Class I	—	852,384
Class IS	—	3,657
Total	$217,879	$986,235

28	BrandywineGLOBAL — Corporate Credit Fund 2022 Semi-Annual Report

For the six months ended June 30, 2022, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$5,891
Class C	14
Class I	42,649
Class IS	13,069
Total	$61,623

7. Distributions to shareholders by class

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
Net Investment Income:
Class A	$3,597,438	$8,879,198	*
Class C	6,821	1,816	†
Class I	27,782,281	84,982,134
Class IS	8,572,153	6,257,762
Total	$39,958,693	$100,120,910

Net Realized Gains:
Class A	$533,597	$5,963,037
Class C	1,135	4,133	†
Class I	3,539,564	51,491,568
Class IS	1,319,608	5,840,390
Total	$5,393,904	$63,299,128

*	Amount shown includes $91,613 distribution from net investment income for Class C shares of the Predecessor Fund.

†	For the period August 2, 2021 (inception date) to December 31, 2021.

8. Shares of beneficial interest

At June 30, 2022, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

BrandywineGLOBAL — Corporate Credit Fund 2022 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2022		Year Ended December 31, 2021
	Shares	Amount	Shares		Amount
Class A
Shares sold	1,293,696	$13,991,889	9,483,422		$112,056,765
Shares issued on reinvestment	371,100	3,913,682	1,183,769		13,746,607
Shares repurchased	(5,613,335)	(60,614,998)	(8,670,070)		(102,093,012)
Net increase (decrease)	(3,948,539)	$(42,709,427)	1,997,121		$23,710,360

Class C
Shares sold	20,255	$214,153	32,672	†	$377,410	†
Shares issued on reinvestment	615	6,487	386	†	4,403	†
Shares repurchased	(15,632)	(164,332)	(475)	†	(5,525)	†
Net increase	5,238	$56,308	32,583	†	$376,288	†

Class I
Shares sold	16,143,328	$173,845,866	73,269,457		$860,068,637
Shares issued on reinvestment	2,659,250	28,021,754	9,308,579		107,668,224
Shares repurchased	(77,359,360)	(837,150,788)	(75,913,440)		(887,108,886)
Net increase (decrease)	(58,556,782)	$(635,283,168)	6,664,596		$80,627,975

Class IS
Shares sold	23,704,325	$262,369,230	16,666,551		$194,669,987
Shares issued on reinvestment	599,825	6,276,710	990,141		11,368,431
Shares repurchased	(10,435,734)	(110,636,872)	(5,233,417)		(61,301,187)
Net increase	13,868,416	$158,009,068	12,423,275		$144,737,231

†	For the period August 2, 2021 (inception date) to December 31, 2021.

9. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the six months ended June 30, 2022. The following transactions were effected in such company for the six months ended June 30, 2022.

	Affiliate Value at December 31,	Purchased		Sold
	2021	Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$275,325,225	$332,066,322	332,066,322	$452,929,922	452,929,922

30	BrandywineGLOBAL — Corporate Credit Fund 2022 Semi-Annual Report

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2022
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$229,989	—	$154,461,625

10. Redemption facility

The Fund and certain other participating funds within the Trust, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by LMPFA or Franklin Resources, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 3, 2023.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended June 30, 2022.

11. Recent accounting pronouncements

In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management is currently evaluating the impact, if any, of applying this ASU.

*  *  *

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of

BrandywineGLOBAL — Corporate Credit Fund 2022 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

12. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

*  *  *

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On March 5, 2021, the ICE Benchmark Administration, the administrator of LIBOR, stated that it will cease the publication of the overnight and one-, three-, six- and twelve-month USD LIBOR settings immediately following the LIBOR publication on Friday, June 30, 2023. All other LIBOR settings, including the one-week and two-month USD LIBOR settings, have ceased publication as of January 1, 2022. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Fund or the Fund’s investments cannot yet be determined.

*  *  *

On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board of Trustees.

32	BrandywineGLOBAL — Corporate Credit Fund 2022 Semi-Annual Report

Initial Board approval of management and subadvisory agreements (unaudited)

At a special meeting of the Board of Trustees of Legg Mason Partners Investment Trust (the “Trust”) held on March 4, 2021, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an initial two-year period the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to BrandywineGLOBAL –Corporate Credit Fund, a series of the Trust (the “Fund”), and the sub-advisory agreement pursuant to which Brandywine Global Investment Management, LLC (“Subadviser”) provides day-to-day management of the Fund’s portfolio. The management agreement and sub-advisory agreement are collectively referred to as the “Agreements.”

Background

The Board received extensive information in advance of the meeting to assist it in its consideration of the Agreements and asked questions and requested additional information from management. Prior to the meeting the Independent Trustees met with their independent legal counsel to discuss and consider the information provided and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Subadviser, as well as the management, advisory and sub-advisory arrangements for other funds overseen by the Board, certain portions of which are discussed below. The information received and considered by the Board was both written and oral.

The discussion below covers both the advisory and the administrative functions to be rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions to be rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

The Independent Trustees were advised by separate independent legal counsel throughout the process. The Independent Trustees considered the Management Agreement and the Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Subadviser in providing services to the Fund.

In approving the Agreements, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and the Sub-Advisory Agreement.

After considering all relevant factors and information, the Board, exercising its business judgment, determined that the Agreements were in the best interests of the Fund and its shareholders and approved each Agreement.

BrandywineGLOBAL — Corporate Credit Fund	33

Initial Board approval of management and subadvisory agreements (unaudited) (cont’d)

Nature, extent and quality of the services under the management agreement and sub-advisory agreement

The Board received and considered information regarding the nature, extent and quality of services to be provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of other funds in the fund complex overseen by the Trustees, including the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services to be provided by the Manager and the Subadviser took into account the Board’s knowledge gained as Trustees of funds in the fund complex overseen by the Trustees, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services to be provided by the Manager and the Subadviser, and of the undertakings required of the Manager and Subadviser in connection with those services, including maintaining and monitoring their own compliance programs, liquidity management programs and cybersecurity programs and those of funds in the fund complex overseen by the Trustees, had expanded over time as a result of regulatory, market and other developments. The Board also considered the risks associated with the Fund to be borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the Manager’s and the Subadviser’s risk management processes.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and the Subadviser’s senior personnel and the team of investment professionals that would be primarily responsible for the day-to-day portfolio management of the Fund. The Board discussed with representatives of management the portfolio management strategy of the Fund’s portfolio managers. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Manager and the Subadviser. The Board recognized the importance of having a fund manager with significant resources.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight to be provided by the Manager. The Board also considered the policies and practices of the Manager and the Subadviser regarding the selection of brokers and dealers and the execution of portfolio transactions, based upon reports provided in connection with the Board’s oversight of other funds in the fund complex overseen by the Trustees. The Board considered management’s periodic reports to the Board on, among other things, its business plans, any organizational changes and portfolio manager compensation.

34	BrandywineGLOBAL — Corporate Credit Fund

Because the Manager and the Subadviser were newly-appointed, the Trustees could not consider their investment performance in managing the Fund’s portfolio as a factor in evaluating the Agreements during the meeting. The Board, however, received and considered historical performance results of Diamond Hill Corporate Credit Fund, a series of the Diamond Hill Funds and a fund managed under the same investment strategy to be used to manage the Fund (the “Predecessor Fund”), for the one-, three-, five and ten-year periods ended December 31, 2020 and the period since the Predecessor Fund’s inception (September 30, 2002) through December 31, 2020. This information showed that the performance of the Predecessor Fund’s Class I shares was above the median performance of the funds classified as high yield funds by Thomson Reuters Lipper (“Lipper”) for the one-, three-, five and ten-year periods ended December 31, 2020. The Board noted that, following a planned reorganization, the Fund was to become the successor to the Predecessor Fund. The Board also noted that the team of investment professionals that were primarily responsible for the day-to-day portfolio management of the Predecessor Fund were expected to serve as portfolio managers of the Fund.

The Board concluded that, overall, the nature, extent and quality of services expected to be provided under the Management Agreement and the Sub-Advisory Agreement were sufficient for approval.

Management fees and expense ratios

The Board reviewed and considered the proposed contractual management fee payable by the Fund to the Manager (the “Contractual Management Fee”) in light of the nature, extent and quality of the management and sub-advisory services to be provided by the Manager and the Subadviser, respectively. The Board noted that the compensation to be paid to the Subadviser is the responsibility and expense of the Manager, not the Fund. The Board also noted that the Manager would waive fees and reimburse expenses to the extent necessary to maintain specified expense levels until December 31, 2022, unless the Board consents to an earlier termination. In addition, the Manager provided and discussed with the Board a comparison with the fees of other registered investment companies managed in the same investment category. This information showed that the Fund’s Contractual Management Fee was below the median of management fees payable by funds classified as high yield funds by Lipper and the Fund’s total expense ratio was below the median of the actual total expense ratios of the funds classified as high yield funds by Lipper.

The Board considered the overall management fee, the fee of the Subadviser and the amount of the management fee to be retained by the Manager after payment of the subadvisory fee, in each case in light of the services to be rendered for those amounts.

Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the subadvisory fee for the Fund were reasonable

BrandywineGLOBAL — Corporate Credit Fund	35

Initial Board approval of management and subadvisory agreements (unaudited) (cont’d)

in light of the nature, extent and quality of the services to be provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Manager profitability and economies of scale

With respect to profitability, the Board noted the start-up status of the Fund and that the Manager and the Subadviser did not have any operating history or past profitability with respect to the Fund.

Given the expected asset size of the Fund during the initial term of the Agreements, the Board noted that although there were no breakpoints included in the Contractual Management Fee, any anticipated economies of scale were appropriately reflected in the Contractual Management Fee.

The Board considered other benefits expected to be received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders, including the appointment of an affiliate of the Manager as the transfer agent of the Fund.

In light of the expected costs of providing investment management and other services to the Fund and the commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits that the Manager, the Subadviser and their affiliates expected to receive were reasonable.

36	BrandywineGLOBAL — Corporate Credit Fund

Statement regarding liquidity risk management program (unaudited)

Each Fund has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities and Exchange Commission (“SEC”) (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

The Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) is the appointed Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for Franklin Templeton and Legg Mason products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Legal, Investment Compliance, Investment Operations, Valuation Committee, Product Management and Global Product Strategy.

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.

Each Fund primarily holds liquid assets that are defined under the Liquidity Rule as “Highly Liquid Investments,” and therefore is not required to establish an HLIM. Highly Liquid

BrandywineGLOBAL — Corporate Credit Fund	37

Statement regarding liquidity risk management program (unaudited) (cont’d)

Investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

At meetings of the Funds’ Board of Trustees/Directors held in May 2022, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program for the year ended December 31, 2021. The Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP, including the Highly Liquid Investment Minimum (“HLIM”) where applicable, was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.

38	BrandywineGLOBAL — Corporate Credit Fund

BrandywineGLOBAL —

Corporate Credit Fund

Trustees

Paul R. Ades

Andrew L. Breech

Althea L. Duersten

Chair

Stephen R. Gross

Susan M. Heilbron

Howard J. Johnson

Arnold L. Lehman

Robin J. W. Masters

Jerome H. Miller

Ken Miller

G. Peter O’Brien

Thomas F. Schlafly

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Brandywine Global Investment Management, LLC

Distributor

Franklin Distributors, LLC

Custodian

The Bank of New York Mellon

Transfer agent

Franklin Templeton Investor Services, LLC

3344 Quality Drive

Rancho Cordova, CA 95670-7313

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

BrandywineGLOBAL — Corporate Credit Fund

The Fund is a separate investment series of Legg Mason Partners Investment Trust, a Maryland statutory trust.

BrandywineGLOBAL — Corporate Credit Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of BrandywineGLOBAL — Corporate Credit Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2022 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Franklin Distributors, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform. The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary, so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.franklintempleton.com, or contact the Fund at 877-6LM-FUND/656-3863.

Revised April 2018

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker,

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

•

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

•	You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2020

NOT PART OF THE SEMI-ANNUAL REPORT

www.franklintempleton.com

© 2022 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

BWXX715117 8/22 SR22-4482

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Investment Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 24, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 24, 2022

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	August 24, 2022